March 6, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street

Washington, D.C. 20549

Re:	Old Westbury Funds, Inc. (the “Corporation”) SEC File Nos: 33-66528/811-07912

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), and Regulation S-T.

The undersigned hereby certifies that the Corporation’s Prospectus, dated February 28, 2006, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, does not differ from those contained in the Post Effective Amendment #26 to the Corporation’s registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on February 27, 2006 and subsequently corrected on March 6, 2006 in a correspondence filing noting the Form N1-A cover page should have reflected Post-Effective Amendment No. 27 pursuant to the Act.

Please contact the undersigned at (617) 824-1215 with any questions. Thank you.

Very truly yours,

/s/ Curtis Barnes
CURTIS BARNES
Secretary to the Corporation